Pension and other post-employment benefits - Schedule of Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 38,855	$ 425,842
Fair value of plan assets	11,339	393,857
Projected benefit obligation	39,494	507,612
Fair value of plan assets	11,339	458,497
OPEB
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	69,617	71,089
Fair value of plan assets	18,351	18,793
Projected benefit obligation	69,617	71,089
Fair value of plan assets	$ 18,351	$ 18,793